SP SmallCap 600 Pure Growth Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	6.11%		7.51%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	3.54%		4.85%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.19%	(0.89%)		2.26%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	1.11%		2.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	3.32%		5.12%